RELATED PARTY TRANSACTIONS - Schedule of ANTA Sports and subsidiaries (Details) - ANTA Sports and subsidiaries - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of transactions between related parties [line items]
Purchases of goods and services from ANTA Sports and subsidiaries	$ 11.1	$ 8.5	$ 34.9	$ 21.4
Sales of goods and services to ANTA Sports and subsidiaries	$ 10.3	$ 10.8	$ 29.8	$ 21.6